Consolidated statements of loss and other comprehensive loss € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares
Revenue:
Revenue from contracts with customers	$ 6,769	€ 6,769	$ 19,391	€ 19,391	$ 5,350	€ 5,350
Cost of sales of goods	2,546
Cost of providing services	(936)
Gross profit	3,287		19,391		5,350
Operating expenses:
Research and development	(33,814)		(40,105)		(36,945)
General and administrative	(12,726)		(14,124)		(12,018)
Total operating expenses	(46,540)		(54,229)		(48,963)
Operating loss	(43,253)		(34,838)		(43,613)
Interest income (expense), net	2,970		257		(625)
Foreign currency exchange (loss) gain, net	(1,412)		2,923		2,040
Total non-operating income	1,558		3,180		1,415
Loss before income tax	(41,695)		(31,658)		(42,198)
Income tax expense	(279)		(249)		(157)
Loss for the year	(41,974)		(31,907)		(42,355)
Foreign currency translation adjustment	2,073		(6,749)		(5,642)
Total comprehensive loss	$ (39,901)		$ (38,656)		$ (47,997)
Loss per share:
Loss per share, basic | $ / shares	$ (1.57)		$ (1.23)		$ (2.14)
Loss per share, diluted | $ / shares	$ (1.57)		$ (1.23)		$ (2.14)
Weighted average common shares outstanding, basic | shares	26,732,556	26,732,556	25,924,005	25,924,005	19,758,169	19,758,169
Weighted average common shares outstanding, diluted | shares	26,732,556	26,732,556	25,924,005	25,924,005	19,758,169	19,758,169